CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts receivable and other assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable and other assets:
Trade receivables	$ 6.9	$ 3.6
Prepaid expenses	25.2	21.3
VAT receivable	69.6	48.4
Deposits	10.5	8.5
Other	18.0	19.6
Total accounts receivable and other assets	$ 130.2	$ 101.4